Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
YEAR(1)	SCT TOTAL FOR PEO 1(1)(3)	CAP TO PEO 1(1)(2)	SCT TOTAL FOR PEO 2(1)(3)	CAP TO PEO 2(1)(2)	AVERAGE SCT TOTAL FOR NON-PEO NEOS(1)(3)	AVERAGE CAP TO NON-PEO NEOS(1)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN	NET INCOME (LOSS)
2025	$0	$0.00	$1,864,345	$1,559,173	$921,533	$814,854	12.75	$(33,958,000)
2024	$0	$0.00	$1,126,967	$838,835	$837,993	$800,334	8.80	$(35,460,000)
2023	$403,263	($3,494,949)	$5,872,261	$1,762,624	$969,015	$354,737	15.87	$(87,126,000)

(1)
Blair LaCorte (PEO 1) served as our Chief Executive Officer from the start of fiscal year 2023 until his resignation as CEO, which was effective as of February 13, 2023, when Matthew Fisch (PEO 2) was appointed to the role and became the PEO. Our non-PEO NEOs for the years presented were Andrew Hughes and Conor Tierney.

(2)
Represents CAP for our PEO and average CAP for our Non-PEO NEOs as a group, as computed in accordance with the pay versus performance disclosure rules (determined as set forth below). The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our NEOs during the covered years.

(3)
Amounts reflected in this column represents the average “Total Compensation” from the SCT and CAP for our Non-PEO NEOs as a group for the covered years.

(4)
This column reflects the Company’s Cumulative TSR for each measurement period from December 31, 2022 through December 31, 2025. The resulting amounts assume that $100 was invested on December 31, 2022, in our Class A Common Stock.
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:
	2025		2024		2023
	PEO 2	Avg. of non-PEO NEOs	PEO 2	Avg. of non-PEO NEOs	PEO 2	PEO 1	Avg. of non-PEO NEOs
SUMMARY COMPENSATION TABLE (“SCT”) TOTALS	$1,864,345	$921,533	$1,126,967	$837,993	$5,872,261	$403,263	$969,015
ADJUSTMENTS(1):
AMOUNTS REPORTED AS “STOCK AWARDS” IN SCT	$(344,470)	$(114,178)	$—	$—	$(4,605,800)	$(219,240)	$(446,415)
ADDITION: FAIR VALUE AT YEAR-END OF AWARDS GRANTED DURING THE COVERED FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT YEAR-END	$—	$—	$—	$—	$496,163	$—	$71,567
ADDITION (SUBTRACTION): YEAR-OVER-YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT YEAR END	$26,718	$2,158	$(86,061)	$(24,253)	$—	$—	$(199,582)
ADDITION (SUBTRACTION): CHANGE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR FOR WHICH VESTING CONDITION WERE SATISFIED DURING SUCH YEAR	$12,580	$5,341	$(49,406)	$(13,406)	$—	$—	$(39,848)
SUBTRACT: FORFEITURES	$—	$—	$(152,665)	$—	$—	$(3,678,972)	$—
CAP	$1,559,173	$814,854	$838,835	$800,334	$1,762,624	$(3,494,949)	$354,737

(1)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation — Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table.

Named Executive Officers, Footnote
(1)
Blair LaCorte (PEO 1) served as our Chief Executive Officer from the start of fiscal year 2023 until his resignation as CEO, which was effective as of February 13, 2023, when Matthew Fisch (PEO 2) was appointed to the role and became the PEO. Our non-PEO NEOs for the years presented were Andrew Hughes and Conor Tierney.

Adjustment To PEO Compensation, Footnote
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:
	2025		2024		2023
	PEO 2	Avg. of non-PEO NEOs	PEO 2	Avg. of non-PEO NEOs	PEO 2	PEO 1	Avg. of non-PEO NEOs
SUMMARY COMPENSATION TABLE (“SCT”) TOTALS	$1,864,345	$921,533	$1,126,967	$837,993	$5,872,261	$403,263	$969,015
ADJUSTMENTS(1):
AMOUNTS REPORTED AS “STOCK AWARDS” IN SCT	$(344,470)	$(114,178)	$—	$—	$(4,605,800)	$(219,240)	$(446,415)
ADDITION: FAIR VALUE AT YEAR-END OF AWARDS GRANTED DURING THE COVERED FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT YEAR-END	$—	$—	$—	$—	$496,163	$—	$71,567
ADDITION (SUBTRACTION): YEAR-OVER-YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT YEAR END	$26,718	$2,158	$(86,061)	$(24,253)	$—	$—	$(199,582)
ADDITION (SUBTRACTION): CHANGE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR FOR WHICH VESTING CONDITION WERE SATISFIED DURING SUCH YEAR	$12,580	$5,341	$(49,406)	$(13,406)	$—	$—	$(39,848)
SUBTRACT: FORFEITURES	$—	$—	$(152,665)	$—	$—	$(3,678,972)	$—
CAP	$1,559,173	$814,854	$838,835	$800,334	$1,762,624	$(3,494,949)	$354,737

(1)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation — Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 921,533	$ 837,993	$ 969,015
Non-PEO NEO Average Compensation Actually Paid Amount	$ 814,854	800,334	354,737
Adjustment to Non-PEO NEO Compensation Footnote
CAP is determined by taking the “Total Compensation” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEO and Non-PEO NEOs, respectively:
	2025		2024		2023
	PEO 2	Avg. of non-PEO NEOs	PEO 2	Avg. of non-PEO NEOs	PEO 2	PEO 1	Avg. of non-PEO NEOs
SUMMARY COMPENSATION TABLE (“SCT”) TOTALS	$1,864,345	$921,533	$1,126,967	$837,993	$5,872,261	$403,263	$969,015
ADJUSTMENTS(1):
AMOUNTS REPORTED AS “STOCK AWARDS” IN SCT	$(344,470)	$(114,178)	$—	$—	$(4,605,800)	$(219,240)	$(446,415)
ADDITION: FAIR VALUE AT YEAR-END OF AWARDS GRANTED DURING THE COVERED FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT YEAR-END	$—	$—	$—	$—	$496,163	$—	$71,567
ADDITION (SUBTRACTION): YEAR-OVER-YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR THAT ARE OUTSTANDING AND UNVESTED AT YEAR END	$26,718	$2,158	$(86,061)	$(24,253)	$—	$—	$(199,582)
ADDITION (SUBTRACTION): CHANGE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR FISCAL YEAR FOR WHICH VESTING CONDITION WERE SATISFIED DURING SUCH YEAR	$12,580	$5,341	$(49,406)	$(13,406)	$—	$—	$(39,848)
SUBTRACT: FORFEITURES	$—	$—	$(152,665)	$—	$—	$(3,678,972)	$—
CAP	$1,559,173	$814,854	$838,835	$800,334	$1,762,624	$(3,494,949)	$354,737

(1)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation — Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 12.75	8.8	15.87
Net Income (Loss)	$ (33,958,000)	(35,460,000)	(87,126,000)
PEO Name	Matthew Fisch
Blair LaCorte [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	403,263
PEO Actually Paid Compensation Amount	0	0	(3,494,949)
Matthew Fisch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,864,345	1,126,967	5,872,261
PEO Actually Paid Compensation Amount	1,559,173	838,835	1,762,624
PEO | Blair LaCorte [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Blair LaCorte [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Blair LaCorte [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Blair LaCorte [Member] | Equity Awards Value In Stock Awards Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(219,240)
PEO | Blair LaCorte [Member] | Change In Prior Year Fair Value Of Awards Forfeited In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,678,972)
PEO | Matthew Fisch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			496,163
PEO | Matthew Fisch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,718	(86,061)
PEO | Matthew Fisch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,580	(49,406)
PEO | Matthew Fisch [Member] | Equity Awards Value In Stock Awards Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,470)		(4,605,800)
PEO | Matthew Fisch [Member] | Change In Prior Year Fair Value Of Awards Forfeited In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(152,665)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			71,567
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,158	(24,253)	(199,582)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,341	(13,406)	(39,848)
Non-PEO NEO | Equity Awards Value In Stock Awards Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,178)		(446,415)
Non-PEO NEO | Change In Prior Year Fair Value Of Awards Forfeited In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount